ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of OCI, Net of Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net unrealized gains (losses) arising during the period
Change in unrealized gains (losses), net of reclassification adjustment	$ (362)	$ (33)	$ 535	$ (1,670)	$ 502	$ 690	$ (274)	$ (939)
Total other comprehensive income (loss), net of income taxes	(284)	(9)	603	(1,472)	594	832	(258)	(929)
Foreign currency translation adjustment	10	7		(4)	32	42	(18)	(25)
Foreign currency translation adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before reclassifications, net of tax	10	7		(4)	32	42	(18)	(25)
Reclassification from accumulated other comprehensive income, current period, net of tax	0	0		0	0
Net unrealized gains (losses) arising during the period
Foreign currency translation adjustment	10	7				42	(18)	(25)
Unrealized gains (losses) on investments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before reclassifications, net of tax	(445)	(1)		(2,064)	549	910	(227)	(1,202)
Reclassification from accumulated other comprehensive income, current period, net of tax	27	17		(43)	29	10	(55)	13
Net unrealized gains (losses) arising during the period
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	56	(49)		437	(76)	230	(8)	(250)
Change in unrealized gains (losses), net of reclassification adjustment	(362)	(33)		(1,670)	502	690	(274)	(939)
Total other comprehensive income (loss), net of income taxes	(418)	16		(2,107)	578	920	(282)	(1,189)
Reclassification from AOCI, current period, tax	7	9		(11)	16	5	29	(7)
Other Comprehensive Income (Loss), Tax, Parenthetical Disclosures [Abstract]
Other comprehensive income (loss), tax	(96)	(18)		(444)	270	(262)	(164)	(505)
Amortization of net prior service cost included in net periodic cost
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification from accumulated other comprehensive income, current period, net of tax	68	17		202	60	(100)	(34)	(35)
Defined benefit pension plans
Net unrealized gains (losses) arising during the period
Total other comprehensive income (loss), net of income taxes	68	17		202	60	100	34	35
Other Comprehensive Income (Loss), Tax, Parenthetical Disclosures [Abstract]
Other comprehensive income (loss), tax	18	9		54	32	(51)	(19)	(19)
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest
Net unrealized gains (losses) arising during the period
Total other comprehensive income (loss), net of income taxes	0	(3)		(15)	(18)	(19)	14	14
Other comprehensive income (loss) attributable to Holdings
Net unrealized gains (losses) arising during the period
Total other comprehensive income (loss), net of income taxes	$ (284)	$ (12)	$ 588	$ (1,487)	$ 576	$ 813	$ (244)	$ (915)